Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
16. Subsequent events
In November 2021, the Company entered into a lease agreement for approximately 5,000 square feet of office space in Brisbane, California. The term of the lease is three years, and rent will be approximately $288 for the first year with scheduled annual 3% increases. The lease includes renewal options for the Company.

In December 2021, the Company entered into an asset purchase agreement (the “Amplyx Agreement”) with Amplyx Pharmaceuticals, Inc. (“Amplyx”), a wholly owned subsidiary of Pfizer Inc. (“Pfizer”), under which it acquired MAU868, a monoclonal antibody that was under development by Amplyx for the treatment of BK virus infections. MAU868 is subject to a license agreement between Amplyx and Novartis Pharma AG, as successor in interest to Novartis International Pharmaceutical AG (“Novartis”). Under the Amplyx Agreement, the Company obtained a worldwide, exclusive license from Novartis to develop, manufacture and commercialize MAU868. The Company also assumed certain liabilities of Amplyx. In partial consideration for the Amplyx Agreement, the Company made an upfront initial payment of $5.0 million to Amplyx. The Company may also be obligated to make certain milestone payments to Amplyx in an aggregate amount up to $7.0 million based on certain regulatory milestones, and may be required to pay Amplyx low-single
digit percentage royalties based on net sales if MAU868 is successfully commercialized. The Company may also be obligated to make certain milestone payments to Novartis in an aggregate amount of up to $69.0 million based on certain clinical development, regulatory and sales milestones, and may be required to pay Novartis mid-
to high-single digit royalties based on net sales if MAU868 is successfully commercialized.
In December 2021, the Company entered into a Loan and Security Agreement (the “Loan Agreement”) with Oxford Finance LLC (the “Lender”) as lender and collateral agent. The Loan Agreement provides for a term loan in an aggregate maximum principal amount of $50.0 million (the “Loan”), of which $5.0 million was funded in December 2021, and the balance of which is available to be drawn at the Company’s option in minimum draws of $5.0 million during 2022. The Loan matures in December 2026, which may be extended by 12 months subject to certain clinical data milestones. The Company is required to make monthly interest-only payments for 48 months, which may be extended to 60 months if the final maturity date is extended. Initially, the Loan bears interest at 8.254%, with a floating interest rate tied to LIBOR. The Company is permitted to prepay the loan, subject to certain conditions. Upon the maturity date or prepayment of the Loan, the Company is required to make a final payment equal to 5.0% (or 7.0% if the maturity date is extended) of the aggregate principal amount of the Loan. The Loan Agreement does not contain any financial covenants and the Loan is secured by the Company’s assets.

15A. Subsequent events
On January 27, 2021, the Company entered into an asset purchase agreement with Neubase Therapeutics, Inc. (“Neubase”), whereby the Company agreed to sell all assets relating to its investment in PNAi, including all inventory, machinery, intellectual property, goodwill and licenses, including the CMU License Agreement, and Neubase agreed to assume certain related liabilities.
15B. Subsequent events
On May 7, 2021, the Company filed a certificate of amendment to its fourth amended and restated certificate of incorporation to effect a
11.5869-for-one
reverse stock split of its issued and outstanding Class A common stock. Adjustments corresponding to the reverse stock split were made to the ratio at which the Company’s redeemable convertible preferred stock will convert into Class A common stock. Accordingly, all share and per share amounts related to Class A common stock, stock options and restricted stock awards for all periods presented in the accompanying financial statements and notes thereto have been retroactively adjusted, where applicable, to reflect the reverse stock split.